Net Loss Per Share	12 Months Ended
Dec. 31, 2012
Net Loss Per Share
Net Loss Per Share

13. Net Loss Per Share

The Group had the following securities which could potentially dilute basic net loss per share in the future, but which were excluded from the computation of diluted net loss per share in the periods presented, as their effects would have been anti-dilutive.

	As of December 31,
	2010	2011	2012
Employee Stock Options	—	7,167,138	6,657,794
Series A Preferred Shares	—	20,212,500	—
Series B Preferred Shares	—	8,166,667	—
Non-vested ordinary shares	—	—	741,500

Basic net loss per share is based on the weighted average number of common shares outstanding during each period. For the purpose of calculating basic earnings per share as a result of the Reorganization, the number of ordinary shares used in the calculation reflects the issuance of ordinary shares as if it took place on August 22, 2008.

The calculations of basic net and diluted loss per share are computed as follows:

	1.1.2010 to 12.31.2010	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012
	$	$	$
Numerator:
Net loss	(8,365,848)	(107,271,525)	(9,472,074)
Deemed dividend on issuance of Series A
Preferred Shares	—	(49,214,977)	—
Net loss attributable to ordinary shareholders	(8,365,848)	(156,486,502)	(9,472,074)
Denominator:
Weighted-average ordinary shares	47,775,000	46,255,574	88,849,206
Outstanding—basic and diluted
Basic net loss per share	(0.18)	(3.38)	(0.11)
Diluted net loss per share	(0.18)	(3.38)	(0.11)

The Series A and B Preferred shares are convertible participating securities but have not been included in the computation of basic net loss per share for the periods presented, as based on the contractual terms, Series A and B Preferred shareholders have no contractual obligation to share in the losses of the Company.

The Company granted a number of non-vested ordinary shares to an executive officer and certain employees during 2012 (refer to Note 16 (d)), these non-vested shares are not included in the computation of basic earnings per share. Such shares are considered contingently returnable shares because in the event a non-vested shareholder’s employment for the Company is terminated for any reason prior to the fourth anniversary of the grant date, the outstanding non-vested shares shall be forfeited and automatically transferred to and reacquired by the Company at nil consideration.